Revenue - Schedule of Disaggregation of Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disaggregation of Revenue [Line Items]
Revenue	$ 3,233	$ 2,679	$ 2,703
Over-time revenues
Disaggregation of Revenue [Line Items]
Revenue	121	100		$ 102
Point-in-time revenues
Disaggregation of Revenue [Line Items]
Revenue	1,310	904	1,039
External Customers
Disaggregation of Revenue [Line Items]
Revenue	2,509	2,025	2,219
Related Party
Disaggregation of Revenue [Line Items]
Revenue	724	654	484
License and Other Revenue
Disaggregation of Revenue [Line Items]
Revenue	1,431	1,004	1,141
License and Other Revenue | External Customers
Disaggregation of Revenue [Line Items]
Revenue	1,051	569	902
License and Other Revenue | Related Party
Disaggregation of Revenue [Line Items]
Revenue	380	435	239
Royalty Revenue
Disaggregation of Revenue [Line Items]
Revenue	1,802	1,675	1,562
Royalty Revenue | External Customers
Disaggregation of Revenue [Line Items]
Revenue	1,458	1,456	1,317
Royalty Revenue | Related Party
Disaggregation of Revenue [Line Items]
Revenue	$ 344	$ 219	$ 245